Debt issues - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Debt issues
Short-term debt	$ 26,266	$ 31,912
Long-term debt	146,330	136,444
Total debt issues	172,596	168,356
Parent Entity
Debt issues
Short-term debt	26,266	30,008
Long-term debt	126,022	114,108
Total debt issues	152,288	144,116
At fair value
Debt issues
Total debt issues	3,355	4,673
At fair value | Parent Entity
Debt issues
Total debt issues	3,223	2,940
At amortised cost
Debt issues
Total debt issues	169,241	163,683
At amortised cost | Parent Entity
Debt issues
Total debt issues	149,065	141,176
Own issuances
Debt issues
Short-term debt	26,266	31,514
Own issuances | Parent Entity
Debt issues
Short-term debt	26,266	30,002
Customer conduits
Debt issues
Short-term debt		392
Acceptances
Debt issues
Short-term debt		6
Acceptances | Parent Entity
Debt issues
Short-term debt		6
Covered bonds
Debt issues
Long-term debt	35,434	34,516
Covered bonds | Parent Entity
Debt issues
Long-term debt	30,268	29,698
Senior
Debt issues
Long-term debt	103,159	93,476
Senior | Parent Entity
Debt issues
Long-term debt	95,754	84,410
Securitisation
Debt issues
Long-term debt	7,588	8,209
Structured notes
Debt issues
Long-term debt	$ 149	$ 243